Other Taxes - Additional Information (Detail) - BRL (R$) R$ in Millions	1 Months Ended
	Mar. 31, 2017	Sep. 30, 2018
Income Tax [Line Items]
Provision reversal amounts	R$ 237
Inflation adjustment amounts recognized	R$ 45
Taxes on revenue (PIS and COFINS)
Income Tax [Line Items]
Adjusted and unrecognized amount of credits		R$ 3,030